Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Deferred revenues	$ 269	$ 384	$ 293	$ 257
Cemento interoceanio [member] | Liabilitites classified as held for sale [member]
Disclosure of transactions between related parties [line items]
Period of amortisation of deferred revenue	15 years
Deferred revenues	$ 17	$ 22